Employee benefit obligations (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Employee benefit obligations.
Gains (losses) on Remeasurement of employee benefit benefit plans	$ 4,000,000	$ (7,000,000)	$ 9,000,000	$ (8,000,000)
Decrease (Increase) in net defined benefit obligations resulting from increase (decrease) in asset valuations	(4,000,000)	(14,000,000)	(5,000,000)	(7,000,000)
Increase (decrease) in defined benefit assets due to decrease (increase) in obligation	$ 8,000,000	$ 7,000,000	$ 14,000,000	$ (1,000,000)